Expense Example, No Redemption {- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-12 - Fidelity Europe Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Europe Fund: Class A
Expense Example, No Redemption:
1 Year	$ 704
3 Years	975
5 Years	1,267
10 Years	2,095
Fidelity Advisor Europe Fund: Class M
Expense Example, No Redemption:
1 Year	512
3 Years	852
5 Years	1,216
10 Years	2,236
Fidelity Advisor Europe Fund: Class C
Expense Example, No Redemption:
1 Year	218
3 Years	673
5 Years	1,154
10 Years	2,483
Fidelity Advisor Europe Fund: Class I
Expense Example, No Redemption:
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225
Fidelity Advisor Europe Fund: Class Z
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	$ 1,120